Inventories - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Inventories	$ 41,356	$ 37,843	$ 57,540